Chase Mid-Cap Growth Fund
Chase Mid-Cap Growth Fund
April 5, 2016

CHASE MID-CAP GROWTH FUND

Class N	CHAMX
Institutional Class	CHIMX

A series of Advisors Series Trust

(the “Fund”)

Supplement to the Summary Prospectus,

Prospectus and Statement of Additional Information (“SAI”),

each dated January 28, 2016

Effective April 1, 2016, the Fund’s shareholder servicing plan fee for Class N shares is reduced to 0.15%.  In addition, the operating expenses limitation agreement between the Trust, on behalf of the Fund, and Chase Investment Counsel Corporation for the Class N shares is revised as reflected below.

•	The Fund’s Fees and Expenses table on page 1 of the Summary Prospectus and page 5 of the Prospectus is deleted and replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Chase Mid-Cap Growth Fund	Class N	Institutional Class
Redemption Fees (as a percentage of amount redeemed on shares held for 60 days or less)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Chase Mid-Cap Growth Fund		Class N	Institutional Class
Management Fees		0.75%	0.75%
Other Expenses (includes Shareholder Servicing Plan Fees)		0.91%	0.77%
Shareholder Servicing Plan Fees		0.15%	none
Total Annual Fund Operating Expenses	[1]	1.66%	1.52%
Less: Fee Waiver	[2]	(0.33%)	(0.34%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.33%	1.18%
[1]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Mid-Cap Fund prior to April 1, 2016
[2]	Chase Investment Counsel Corporation (the "Adviser") has contractually agreed to waive all or a portion of its management fees and pay Mid-Cap Fund expenses (excluding acquired fund fees and expenses ("AFFE"), leverage interest, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses for the Mid-Cap Fund Class N and Institutional Class shares to 1.33% and 1.18% of the Fund's average daily net assets, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least April 1, 2017, and may be terminated only by the Board of Trustees (the "Board") of Advisors Series Trust (the "Trust"). The Adviser may request recoupment of previously waived fees and expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

•	The Fund’s Example on page 1 of the Summary Prospectus and page 5 of the Prospectus is deleted and replaced with the following:

Expense Example - Chase Mid-Cap Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class N	135	491	871	1,938
Institutional Class	120	447	797	1,784

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI.